Goodwill - Schedule of Goodwill Reportable by Segment (Details) (10-K) - USD ($) $ in Thousands	Sep. 26, 2020	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Goodwill	$ 26,277	$ 31,049	$ 32,061	$ 27,169
United States [Member]
Goodwill		14,419	16,630
United Kingdom [Member]
Goodwill		16,630	15,431
Commercial Staffing [Member] | United States [Member]
Goodwill		6,102	10,527
Professional Staffing [Member] | United States [Member]
Goodwill		10,527	6,102
Professional Staffing [Member] | United Kingdom [Member]
Goodwill		$ 14,420	$ 15,432